Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expense (benefit):
Current			$ 3,171	$ 2,491	$ 534
Deferred			(466)	(714)	(398)
Total income tax expense	607	512	2,705	1,777	136
Reconciliation of income tax computed at statutory rate to effective tax rate
Statutory rate (as a percent)			34.00%	34.00%
Federal income tax expense rate at 34%			2,690	1,763	549
Stock option expense				76	58
Bank-owned life insurance income			(118)	(110)	(52)
Non-deductible dues and memberships			50	48	44
Non-deductible meals and entertainment			43	24
Change in valuation allowance					(518)
Other			40	(24)	55
Total income tax expense	607	512	2,705	1,777	136
Effective tax rate (as a percent)	25.00%	34.80%	34.20%	34.30%	8.40%
Deferred tax assets:
Net operating loss				96
Organizational costs			167	183
Allowance for loan losses			1,868	1,619
Deferred loan fees			18	32
Non-accrual interest			69	62
Capital loss carryforward			85	85
OREO write down for book purposes				55
Deferred rent expenses			66	70
Restricted stock			131	84
Stock options			73
Accrued bonuses			271	243
Other			137	134
Total deferred tax assets			2,885	2,663
Deferred tax liabilities:
Net unrealized gain on securities available for sale			88	14
Core deposit intangibles			412	512
FHLB stock dividends			27	26
Bank premises and equipment			973	1,118
Total deferred tax liabilities			1,500	1,670
Net deferred tax asset			1,385	993
Veritex Holdings, Inc.
Income tax expense (benefit):
Total income tax expense			(256)	(102)
Reconciliation of income tax computed at statutory rate to effective tax rate
Total income tax expense			$ (256)	$ (102)